U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



May 6, 2003

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
                            Re: Masters' Select Funds
                         File Nos.: 333-10015; 811-07763


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Masters' Select Funds (the "Trust") hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2003 and filed electronically as Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5025.


Sincerely yours,

/s/ Elaine E. Richards
--------------------------
    Elaine E. Richards, Esq.